Revenue from Contracts with Customers - Account Receivables, Incremental Costs of Obtaining a Contract, and Contract Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract Assets And Contract Liabilities Line Item
Accounts receivables	₩ 59,761	₩ 32,253
Incremental costs of obtaining a contract (Prepaid expenses)	1,277	998
Contract liabilities	13,793	10,846	₩ 20,074	₩ 22,681
Micro-transaction and Subscription Revenue
Contract Assets And Contract Liabilities Line Item
Contract liabilities	12,886	8,742
Royalties and License Fees
Contract Assets And Contract Liabilities Line Item
Contract liabilities	307	1,403
Website and Application Development
Contract Assets And Contract Liabilities Line Item
Contract liabilities	₩ 600	₩ 701